Other accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Other accounts receivable, net
Schedule of other accounts receivables

	2022		2021
Current:
Credit cards	US$	43,942	US$	36,924
Benefits from suppliers		11,491		516
Affinity credit card		9,432		—
Other accounts receivable		4,448		1,636
Cargo clients		4,291		2,516
Travel agencies and insurance commissions		3,731		1,645
Other points of sales		1,968		6,848
Airport services		287		—
Employees		68		760
Marketing services receivable		—		34
		79,658		50,879
Allowance for expected credit losses		(809)		(615)
	US$	78,849	US$	50,264

Schedule of aging of accounts receivable

	2022		2022		Total		2021		2021		Total
Days	Impaired		Not impaired		2022		Impaired		Not impaired		2021
0–30	US$	622	US$	68,356	US$	68,978	US$	502	US$	47,432	US$	47,934
31–60		—		1,580		1,580		—		1,332		1,332
61–90		—		4,865		4,865		—		410		410
91–120		187		4,048		4,235		113		1,090		1,203
	US$	809	US$	78,849	US$	79,658	US$	615	US$	50,264	US$	50,879

Schedule of movement in the allowance for doubtful accounts

Balance as of January 1st, 2021	US$	(1,640)
Write-offs		1,783
Increase in allowance		(795)
Foreign currency translation effect		37
Balance as of December 31, 2021		(615)
Write-offs		1,478
Increase in allowance		(1,672)
Balance as of December 31, 2022	US$	(809)